Annual Operating Expenses - FidelityEmergingMarketsDiscoveryFundFidelityTotalEmergingMarketsFund-RetailComboPRO - FidelityEmergingMarketsDiscoveryFundFidelityTotalEmergingMarketsFund-RetailComboPRO - Fidelity Total Emerging Markets Fund - Fidelity Total Emerging Markets Fund
Dec. 30, 2022
Operating Expenses:
Management fee	0.78%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.34%
Total annual operating expenses	1.12%